Convertible Notes Payable and Advisory Fee Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of senior secured credit facility note balance and convertible debt balances
	December 31,	September 30,
	2020	2020
Principal	$6,298,402	$6,473,702
Premiums	1,681,675	1,846,471
Unamortized discounts	(10,436)	(9,223)
	$7,969,641	$8,310,950

	2020	2019
Principal	$6,473,702	$6,207,266
Premiums	1,846,471	1,623,445
Unamortized discounts	(9,223)	(2,981)
	$8,310,950	$7,827,730